Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details)	12 Months Ended
Mar. 31, 2026 USD ($)
Cost [Member]
COST
Beginning balance	$ 253,086
Ending balance	238,679
CARRYING AMOUNT
Additions	35,470
Written-off	(47,995)
Translation adjustment	(1,882)
Cost [Member] | Leasehold improvements [Member]
COST
Beginning balance	67,424
Ending balance	64,114
CARRYING AMOUNT
Additions	6,151
Written-off	(8,957)
Translation adjustment	(504)
Cost [Member] | Warehouse equipment [Member]
COST
Beginning balance	114,227
Ending balance	104,655
CARRYING AMOUNT
Additions	29,319
Written-off	(38,056)
Translation adjustment	(835)
Cost [Member] | Furniture and fixtures [Member]
COST
Beginning balance	13,130
Ending balance	13,029
CARRYING AMOUNT
Additions
Written-off
Translation adjustment	(101)
Cost [Member] | Office equipment [Member]
COST
Beginning balance	4,586
Ending balance	3,574
CARRYING AMOUNT
Additions
Written-off	(982)
Translation adjustment	(30)
Cost [Member] | Electronic equipment [Member]
COST
Beginning balance	53,719
Ending balance	53,307
CARRYING AMOUNT
Additions
Written-off
Translation adjustment	(412)
Depreciation [Member]
COST
Beginning balance	(141,841)
Ending balance	(180,008)
CARRYING AMOUNT
Additions	(60,497)
Written-off	21,060
Translation adjustment	1,270
Depreciation [Member] | Leasehold improvements [Member]
COST
Beginning balance	(44,668)
Ending balance	(61,909)
CARRYING AMOUNT
Additions	(22,473)
Written-off	4,808
Translation adjustment	424
Depreciation [Member] | Warehouse equipment [Member]
COST
Beginning balance	(46,211)
Ending balance	(55,114)
CARRYING AMOUNT
Additions	(25,094)
Written-off	15,794
Translation adjustment	397
Depreciation [Member] | Furniture and fixtures [Member]
COST
Beginning balance	(10,223)
Ending balance	(12,060)
CARRYING AMOUNT
Additions	(1,925)
Written-off
Translation adjustment	88
Depreciation [Member] | Office equipment [Member]
COST
Beginning balance	(3,382)
Ending balance	(3,386)
CARRYING AMOUNT
Additions	(488)
Written-off	458
Translation adjustment	26
Depreciation [Member] | Electronic equipment [Member]
COST
Beginning balance	(37,357)
Ending balance	(47,539)
CARRYING AMOUNT
Additions	(10,517)
Written-off
Translation adjustment	335
Carrying Amount [Member]
COST
Beginning balance	111,245
Ending balance	58,671
Carrying Amount [Member] | Leasehold improvements [Member]
COST
Beginning balance	22,756
Ending balance	2,205
Carrying Amount [Member] | Warehouse equipment [Member]
COST
Beginning balance	68,016
Ending balance	49,541
Carrying Amount [Member] | Furniture and fixtures [Member]
COST
Beginning balance	2,907
Ending balance	969
Carrying Amount [Member] | Office equipment [Member]
COST
Beginning balance	1,204
Ending balance	188
Carrying Amount [Member] | Electronic equipment [Member]
COST
Beginning balance	16,362
Ending balance	$ 5,768